UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital LLC
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Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11152
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut          2/16/10
       -------------------------    ---------------------------     ---------


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

































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                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        53
                                               -------------

Form 13F Information Table Value Total:        $10,453,881
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE











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                                                  FORM 13F INFORMATION TABLE
             COLUMN 1          COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5      COLUMN 6   COLUMN 7         COLUMN 8

                              TITLE OF                    VALUE      SHRS OR SH/ PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 CLASS          CUSIP      (x$1000)    PRN AMT PRN CALL DISCRETION  MANAGERS   SOLE     SHARED   NONE
----------------------------  ------------    --------   --------    ---------------- ----------  --------  -----------------------

ACCENTURE PLC IRELAND         SHS CLASS A     G1151C101  361,392   8,708,237 SH          SOLE               8,708,237
ACCENTURE PLC IRELAND         SHS CLASS A     G1151C101   66,400   1,600,000 SH  CALL    SOLE               1,600,000
APPLE INC                     COM             037833100  532,212   2,525,541 SH          SOLE               2,525,541
APPLE INC                     COM             037833100   26,426     125,400 SH  CALL    SOLE                 125,400
AUTODESK INC                  COM             052769106   59,216   2,330,411 SH          SOLE               2,330,411
BANK OF AMERICA CORPORATION   COM             060505104  218,659  14,519,200 SH          SOLE              14,519,200
BANK OF AMERICA CORPORATION   UNIT 99/99/9999 060505419   35,808   2,400,000 SH          SOLE               2,400,000
BAXTER INTL INC               COM             071813109  612,715  10,441,630 SH          SOLE              10,441,630
CITRIX SYS INC                COM             177376100  152,143   3,656,401 SH          SOLE               3,656,401
CITRIX SYS INC                COM             177376100   42,317   1,017,000 SH  CALL    SOLE               1,017,000
CNINSURE INC                  SPONSORED ADR   18976M103   17,833     888,118 SH          SOLE                 888,118
CVS CAREMARK CORPORATION      COM             126650100  149,323   4,635,926 SH          SOLE               4,635,926
DELTEK INC                    COM             24784L105   13,870   1,782,796 SH          SOLE               1,782,796
DISCOVERY COMMUNICATNS NEW    COM SER A       25470F104  186,981   6,096,538 SH          SOLE               6,096,538
DISNEY WALT CO                COM DISNEY      254687106  239,987   7,441,464 SH          SOLE               7,441,464
DR PEPPER SNAPPLE GROUP INC   COM             26138E109  111,571   3,942,443 SH          SOLE               3,942,443
E TRADE FINANCIAL CORP        COM             269246104   18,369  10,436,764 SH          SOLE              10,436,764
EBAY INC                      COM             278642103  189,244   8,042,649 SH          SOLE               8,042,649
FLIR SYS INC                  COM             302445101  224,751   6,866,822 SH          SOLE               6,866,822
GOODRICH CORP                 COM             382388106  264,581   4,117,998 SH          SOLE               4,117,998
GPO AEROPORTUARIO DEL PAC SA  SPON ADR B      400506101   17,871     571,705 SH          SOLE                 571,705
GREEN MTN COFFEE ROASTERS IN  COM             393122106  309,854   3,803,287 SH          SOLE               3,803,287
GRUPO AEROPORTUARIO DEL SURE  SPON ADR SER B  40051E202   18,029     347,986 SH          SOLE                 347,986
HEWLETT PACKARD CO            COM             428236103  439,371   8,529,811 SH          SOLE               8,529,811
HEWLETT PACKARD CO            COM             428236103   61,812   1,200,000 SH  CALL    SOLE               1,200,000
HSBC HLDGS PLC                SPON ADR NEW    404280406  381,147   6,676,242 SH          SOLE               6,676,242
JPMORGAN CHASE & CO           COM             46625H100  728,646  17,486,108 SH          SOLE              17,486,108
LAUDER ESTEE COS INC          CL A            518439104  147,640   3,052,933 SH          SOLE               3,052,933
MARVEL ENTERTAINMENT INC      COM             57383T103   18,956     350,518 SH          SOLE                 350,518
MCDONALDS CORP                COM             580135101  475,805   7,620,201 SH          SOLE               7,620,201
MEAD JOHNSON NUTRITION CO     COM CL A        582839106   55,859   1,278,236 SH          SOLE               1,278,236
MELCO CROWN ENTMT LTD         ADR             585464100   27,428   8,163,053 SH          SOLE               8,163,053
MINDRAY MEDICAL INTL LTD      SPON ADR        602675100   19,218     566,579 SH          SOLE                 566,579
MONSANTO CO NEW               COM             61166W101  669,160   8,185,449 SH          SOLE               8,185,449
MSCI INC                      CL A            55354G100  145,866   4,586,985 SH          SOLE               4,586,985
NEW ORIENTAL ED & TECH GRP I  SPON ADR        647581107   61,241     809,954 SH          SOLE                 809,954
PACTIV CORP                   COM             695257105   87,240   3,613,921 SH          SOLE               3,613,921
POPULAR INC                   COM             733174106   42,053  18,607,489 SH          SOLE              18,607,489
PRECISION CASTPARTS CORP      COM             740189105  145,756   1,320,855 SH          SOLE               1,320,855
QUALCOMM INC                  COM             747525103  566,258  12,240,777 SH          SOLE              12,240,777
QUALCOMM INC                  COM             747525103   38,396     830,000 SH  CALL    SOLE                 830,000
SCHEIN HENRY INC              COM             806407102  146,438   2,783,983 SH          SOLE               2,783,983
SEARS HLDGS CORP              COM             812350106  128,338   1,537,900 SH  PUT     SOLE               1,537,900
SMITHFIELD FOODS INC          COM             832248108   83,274   5,482,182 SH          SOLE               5,482,182
SOUTHWESTERN ENERGY CO        COM             845467109   95,869   1,988,979 SH          SOLE               1,988,979
SPDR GOLD TRUST               GOLD SHS        78463V107  249,335   2,323,500 SH  CALL    SOLE               2,323,500
STAPLES INC                   COM             855030102  147,128   5,983,239 SH          SOLE               5,983,239
STRAYER ED INC                COM             863236105  287,649   1,353,513 SH          SOLE               1,353,513
VISA INC                      COM CL A        92826C839  478,045   5,465,874 SH          SOLE               5,465,874
VISTAPRINT N V                SHS             N93540107   49,904     880,759 SH          SOLE                 880,759
WALGREEN CO                   COM             931422109  282,005   7,679,875 SH          SOLE               7,679,875
WELLS FARGO & CO NEW          COM             949746101  295,975  10,966,100 SH          SOLE              10,966,100
YUM BRANDS INC                COM             988498101  228,517   6,534,659 SH          SOLE               6,534,659

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